Provisions (Details) - USD ($) $ in Thousands		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Disclosure of provisions [Line Items]
Provision for closure of mining units and exploration projects		$ 200,183		$ 206,462		$ 166,403
Workers’ profit sharing payable		3,569		8,398
Provision for environmental liabilities		5,534		7,324
Provision for obligations with communities		19,376		4,710
Provision for labor contingencies		2,963		3,395
Provision for safety contingencies		3,898		2,807
Board of Directors’ participation		1,273		1,140
Provision for environmental contingencies		1,233		753
Other provisions		3,695		1,703
Provisions		241,724		236,692
Classification by maturity [Abstract]
Current provisions		76,847		62,502
Non-current provisions		164,877		174,190
Provisions		241,724		236,692
Provision for remediation and mine closure [Member]
Non-current provisions [abstract]
Other non-current provisions		156,859		153,313		161,270
Classification by maturity [Abstract]
Non-current provisions		156,900		153,300
Minera Yanacocha SRL and subsidiary [member]
Disclosure of provisions [Line Items]
Provision for closure of mining units and exploration projects		1,234,731	[1]	1,012,888	[1]	$ 578,959	$ 557,457
Provision for social responsability		21,689		24,335
Accrual of operating costs		15,064		19,650
Workers’ profit sharing payable	[2]	1,733		13,005
Other provisions		3,243		23,809
Provisions		1,276,460		1,093,687
Classification by maturity [Abstract]
Current provisions		39,495		68,662
Non-current provisions		1,236,965		1,025,025
Provisions		1,276,460		1,093,687
Sociedad Minera Cerro Verde S.A.A. [Member]
Current provisions [abstract]
Other current provisions		19,202		24,458
Non-current provisions [abstract]
Other non-current provisions		347,087		164,622
Sociedad Minera Cerro Verde S.A.A. [Member] | Provision for social commitments [Member]
Current provisions [abstract]
Other current provisions	[3]	2,767		11,722
Non-current provisions [abstract]
Other non-current provisions	[3]	8,229		4,060
Sociedad Minera Cerro Verde S.A.A. [Member] | Provisions related to services and freight not invoiced [Member]
Current provisions [abstract]
Other current provisions		14,513		11,231
Sociedad Minera Cerro Verde S.A.A. [Member] | Provision for remediation and mine closure [Member]
Current provisions [abstract]
Other current provisions	[4]	690		0
Non-current provisions [abstract]
Other non-current provisions	[4]	156,169		153,313
Sociedad Minera Cerro Verde S.A.A. [Member] | Legal proceedings provision [member]
Current provisions [abstract]
Other current provisions		1,232		1,505
Sociedad Minera Cerro Verde S.A.A. [Member] | Miscellaneous other provisions [member]
Non-current provisions [abstract]
Other non-current provisions	[5]	15,889		7,249
Sociedad Minera Cerro Verde S.A.A. [Member] | Provision for royalties and mining tax [Member]
Non-current provisions [abstract]
Other non-current provisions	[6]	148,530		0
Sociedad Minera Cerro Verde S.A.A. [Member] | Provision for interest [Member]
Non-current provisions [abstract]
Other non-current provisions	[7]	$ 18,270		$ 0

[1]	Provision for closure of mining units and explorations projects - The Company's mining and exploration activities are subject to various laws and regulations governing the protection of the environment. These laws and regulations are continually changing and are generally becoming more restrictive. The Company conducts its operations so as to protect the public health and environment and believes its operations are in compliance with all applicable laws and regulations in all material respects. The Company has made, and expects to make in the future, expenditures to comply with such laws and regulations, but cannot predict the amount of such future expenditures. Estimated future reclamation costs are based principally on legal and regulatory requirements.
[2]	Workers' profit sharing - In accordance with Peruvian legislation, the Company maintains an employee profit sharing plan equal to 8% of annual taxable income. Distributions to employees under the plan are based 50% on the number of days that each employee worked during the preceding year and 50% on proportionate annual salary levels.
[3]	The provision for social commitments as of December 31, 2017, is associated with an irrigation project in La Joya (US$5.5 million) and repaving Alata-Congata Road (US$5.5 million).
[4]	The Company’s mineral exploitation activities are subject to environmental protection standards. In order to comply with these standards, the Company has obtained the approval for the Environment Adequacy Program (PAMA) and for the Environmental Impact Studies (EIA), required for the operation of Cerro Verde’s production unit.
[5]	Represents prior year SUNAT assessments related to income and non-income tax contingencies in which the Company expects to obtain an unfavorable result of US$11.4 million.
[6]	Represents the non-current portion of disputed mining royalties for the period December 2006 through September 2011 of US$127.5 million, net asset tax (ITAN) for the years 2010, 2011 and 2013 of US$19.6 million, penalties of royalties for the period December 2006 to 2008 of US$1.4 million (see Note 18(a)).
[7]	Represent the non-current portion of interest and interest on penalties associated with the installment program of mining royalties for the period December 2006 through the year 2008 (see Note 14(d)).